Quarterly Financial Information (Unaudited) - Consolidated Financial Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 25, 2012	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 27, 2011	Sep. 06, 2011	Jun. 14, 2011	Mar. 22, 2011	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Quarterly Financial Information [Line Items]
Revenues	$ 80,869	$ 47,887	$ 50,736	$ 52,943	$ 71,880	$ 41,273	$ 42,851	$ 42,621	$ 232,435	$ 198,625	$ 162,855
Operating income	10,680	(923)	6,611	8,253	11,148	3,195	3,246	5,681	24,621	23,270	20,599
Income from continuing operations	7,840	(1,794)	3,628	4,899	6,747	(921)	1,097	2,724	14,573	9,647	8,757
Net income	$ 7,564	$ (2,422)	$ 3,626	$ 4,986	$ 7,032	$ (1,836)	$ 1,034	$ 2,743	$ 13,754	$ 8,973	$ 8,730
Basic income (loss) per common share:
Continuing operations	$ 0.33	$ (0.09)	$ 0.20	$ 0.27					$ 0.71
Discontinued operations	$ (0.01)	$ (0.03)		$ 0.01					$ (0.04)
Basic income (loss) per share	$ 0.32	$ (0.12)	$ 0.20	$ 0.28					$ 0.67
Basic and diluted income (loss) per common share:
Continuing operations					$ 0.38	$ (0.05)	$ 0.06	$ 0.15	$ 0.71	$ 0.54	$ 0.49
Discontinued operations					$ 0.01	$ (0.05)			$ (0.04)	$ (0.04)	$ 0.00
Basic and diluted income (loss) per share					$ 0.39	$ (0.10)	$ 0.06	$ 0.15	$ 0.67	$ 0.50	$ 0.49
Basic weighted average shares outstanding	23,795,000	20,826,000	17,995,000	17,995,000					20,432,579	17,994,667	17,994,667
Basic and diluted weighted average shares outstanding					17,995,000	17,995,000	17,995,000	17,995,000		17,995,000
Diluted income (loss) per common share:
Continuing operations	$ 0.33	$ (0.09)	$ 0.20	$ 0.27					$ 0.71
Discontinued operations	$ (0.01)	$ (0.03)		$ 0.01					$ (0.04)
Diluted income (loss) per share	$ 0.32	$ (0.12)	$ 0.20	$ 0.28					$ 0.67
Diluted weighted average shares outstanding	23,795,000	20,826,000	17,995,000	17,995,000					20,432,579	17,994,667	17,994,667